OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21269

Evergreen Income Advantage Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Income Advantage Fund, for the quarter ended January 31, 2010. This series has April 30 fiscal year end.

Date of reporting period: January 31, 2010

Item 1 – Schedule of Investments

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 107.7%
CONSUMER DISCRETIONARY 18.9%
Auto Components 2.0%
Affinia Group Intermediate Holdings, Inc., 10.75%, 08/15/2016 144A	$230,000	$251,850
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	4,775,000	4,297,500
Goodyear Tire & Rubber Co.:
7.86%, 08/15/2011	2,545,000	2,634,075
8.625%, 12/01/2011	1,420,000	1,469,700
9.00%, 07/01/2015	497,000	511,910
10.50%, 05/15/2016	2,475,000	2,685,375
Metaldyne Corp., FRN, 5.28%, 04/09/2014	902,645	727,739
TRW Automotive, Inc., 8.875%, 12/01/2017 144A	250,000	259,375

		12,837,524

Diversified Consumer Services 1.8%
Carriage Services, Inc., 7.875%, 01/15/2015	3,105,000	2,957,513
Service Corporation International:
6.75%, 04/01/2015	205,000	201,925
7.50%, 04/01/2027	3,931,000	3,636,175
8.00%, 11/15/2021	880,000	881,100
StoneMor Partners, LP, 10.25%, 12/01/2017 144A	4,005,000	4,165,200

		11,841,913

Hotels, Restaurants & Leisure 3.5%
AMC Entertainment, Inc., 8.75%, 06/01/2019	235,000	243,225
Boyd Gaming Corp.:
7.125%, 02/01/2016	1,880,000	1,677,900
7.75%, 12/15/2012	950,000	954,750
Caesars Entertainment, Inc., 7.875%, 03/15/2010	1,465,000	1,468,662
Harrahs Entertainment Corp.:
10.00%, 12/15/2018	460,000	365,700
11.25%, 06/01/2017	4,285,000	4,552,812
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 • +	1,685,000	829,863
Landry’s Restaurants, Inc., 11.625%, 12/01/2015 144A	265,000	284,875
MGM MIRAGE:
6.625%, 07/15/2015	920,000	761,300
8.50%, 09/15/2010	1,645,000	1,653,225
11.125%, 11/15/2017 144A	620,000	697,500
11.375%, 03/01/2018 144A	630,000	595,350
Pinnacle Entertainment, Inc., 7.50%, 06/15/2015	2,545,000	2,354,125
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	120,000	125,250
Scientific Games Corp., 9.25%, 06/15/2019 144A	1,285,000	1,352,463
Seneca Gaming Corp., 7.25%, 05/01/2012	385,000	375,375
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	2,790,000	2,204,100
Speedway Motorsports, Inc., 8.75%, 06/01/2016	2,075,000	2,204,687
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 •	5,011,000	150,330
Universal City Development Partners, Ltd.:
8.875%, 11/15/2015 144A	125,000	125,938
10.875%, 11/15/2016 144A	125,000	129,375
Wynn Resorts, Ltd., 7.875%, 11/01/2017 144A	105,000	105,000

		23,211,805

Household Durables 1.9%
D.R. Horton, Inc., 9.75%, 09/15/2010	4,820,000	4,976,650
Lennar Corp.:
5.125%, 10/01/2010	1,230,000	1,239,225
12.25%, 06/01/2017	125,000	152,500
Libbey, Inc.:
10.00%, 02/15/2015 144A	860,000	864,300
FRN, 7.48%, 06/01/2011	1,320,000	1,353,000

1

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Meritage Homes Corp., 7.00%, 05/01/2014	$935,000	$898,769
Newell Rubbermaid, Inc., 10.60%, 04/15/2019	2,290,000	2,967,668
Sealy Corp., 10.875%, 04/15/2016 144A	165,000	184,800

		12,636,912

Internet & Catalog Retail 0.4%
Netflix, Inc., 8.50%, 11/15/2017 144A	170,000	179,350
QVC, Inc., 7.50%, 10/01/2019 144A	990,000	1,014,750
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016	1,115,000	1,218,138

		2,412,238

Media 6.9%
Cablevision Systems Corp., 8.625%, 09/15/2017 144A	210,000	217,350
CCH II, LLC, 13.50%, 11/30/2016	12,586,015	15,134,683
CCO Holdings, LLC, 8.75%, 11/15/2013	8,075,000	8,186,031
Charter Communications, Inc., Step Bond:
8.00%, 04/30/2012 144A ††	3,500,000	3,657,500
10.875%, 09/15/2014 144A ††	10,840,000	12,140,800
Clear Channel Communications, Inc., 9.25%, 12/15/2017 144A	815,000	838,213
CSC Holdings, Inc., 8.50%, 04/15/2014 144A	50,000	53,000
DirectTV Holdings, LLC, 7.625%, 05/15/2016	200,000	219,000
DISH DBS, Corp., 7.875%, 09/01/2019	630,000	650,475
Lamar Media Corp.:
7.25%, 01/01/2013	440,000	440,000
9.75%, 04/01/2014	120,000	131,400
Regal Cinemas, Inc., 8.625%, 07/15/2019	205,000	211,662
Salem Communications Corp., 9.625%, 12/15/2016 144A	485,000	511,675
Sirius XM Radio, Inc.:
9.625%, 08/01/2013	315,000	321,300
9.75%, 09/01/2015 144A	250,000	266,250
WMG Acquisition Corp., 9.50%, 06/15/2016 144A	115,000	123,338
XM Satellite Radio Holdings, Inc.:
11.25%, 06/15/2013 144A	1,070,000	1,144,900
13.00%, 08/01/2013 144A	815,000	894,462
Young Broadcasting, Inc.:
8.75%, 01/15/2014 •	4,739,000	33,173
10.00%, 03/01/2011 •	3,455,000	24,185

		45,199,397

Multiline Retail 0.3%
Macy’s, Inc.:
5.90%, 12/01/2016	130,000	124,150
8.875%, 07/15/2015	340,000	370,600
Neiman Marcus Group, Inc., 9.75%, 10/15/2015 @	114,000	110,865
Saks, Inc., 9.875%, 10/01/2011	1,270,000	1,330,325

		1,935,940

Specialty Retail 1.0%
American Achievement Corp.:
8.25%, 04/01/2012 144A	5,850,000	5,835,375
Sr. Disc. Note, Step Bond, 10.25%, 10/01/2012 ††	385,000	385,481
Limited Brands, Inc., 8.50%, 06/15/2019 144A	90,000	98,100

		6,318,956

Textiles, Apparel & Luxury Goods 1.1%
Oxford Industries, Inc., 11.375%, 07/15/2015	3,350,000	3,752,000
Visant Corp., 7.625%, 10/01/2012	3,235,000	3,251,175

		7,003,175

2

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 3.6%
Beverages 0.0%
Cott Beverages, Inc., 8.375%, 11/15/2017 144A	$250,000	$256,875

Food & Staples Retailing 0.1%
Rite Aid Corp., 10.25%, 10/15/2019 144A	250,000	260,000

Food Products 3.1%
Del Monte Foods Co.:
6.75%, 02/15/2015	150,000	153,375
7.50%, 10/15/2019 144A	3,855,000	3,961,013
Dole Food Company, Inc.:
8.00%, 10/01/2016 144A	1,225,000	1,267,875
13.875%, 03/15/2014 144A	2,702,000	3,228,890
Fage USA Dairy Industry, Inc., 9.875%, 02/01/2020 144A	750,000	701,634
Smithfield Foods, Inc.:
7.00%, 08/01/2011	3,035,000	3,035,000
10.00%, 07/15/2014 144A	4,150,000	4,518,312
Tyson Foods, Inc.:
7.85%, 04/01/2016	1,790,000	1,879,500
10.50%, 03/01/2014	115,000	132,825
Viskase, Inc., 9.875%, 01/15/2018 144A	1,425,000	1,425,000

		20,303,424

Tobacco 0.4%
Altria Group, Inc., 9.70%, 11/10/2018	1,975,000	2,473,504

ENERGY 15.9%
Energy Equipment & Services 4.2%
Basic Energy Services, Inc., 11.625%, 08/01/2014	780,000	846,300
Bristow Group, Inc.:
6.125%, 06/15/2013	205,000	203,975
7.50%, 09/15/2017	3,315,000	3,339,862
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	4,850,000	4,668,125
GulfMark Offshore, Inc., 7.75%, 07/15/2014	3,155,000	3,131,338
Hercules Offshore, Inc., 10.50%, 10/15/2017 144A	1,220,000	1,268,800
Hornbeck Offshore Services, Inc.:
8.00%, 09/01/2017 144A	2,315,000	2,338,150
Ser. B, 6.125%, 12/01/2014	4,415,000	4,205,287
Parker Drilling Co., 9.625%, 10/01/2013	1,850,000	1,900,875
PHI, Inc., 7.125%, 04/15/2013	4,315,000	4,271,850
Pride International, Inc., 8.50%, 06/15/2019	210,000	240,450
SEACOR Holdings, Inc., 7.375%, 10/01/2019	990,000	1,029,603

		27,444,615

Oil, Gas & Consumable Fuels 11.7%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014 144A	2,600,000	2,392,000
Aquilex Holdings, LLC, 11.125%, 12/15/2016 144A	450,000	468,000
Arch Coal, Inc., 8.75%, 08/01/2016 144A	105,000	111,825
Atlas Energy Resources, LLC, 12.125%, 08/01/2017	890,000	1,005,700
Bill Barrett Corp., 9.875%, 07/15/2016	480,000	516,000
Chesapeake Energy Corp.:
6.875%, 01/15/2016	435,000	428,475
7.50%, 09/15/2013	8,500,000	8,627,500
9.50%, 02/15/2015	2,790,000	3,041,100
El Paso Corp.:
7.00%, 06/15/2017	95,000	97,129
7.42%, 02/15/2037	2,960,000	2,621,133
8.25%, 02/15/2016	1,165,000	1,255,287
12.00%, 12/12/2013	815,000	969,850

3

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Exco Resources, Inc., 7.25%, 01/15/2011	$6,281,000	$6,281,000
Ferrellgas Partners, LP:
8.75%, 06/15/2012	975,000	977,438
9.125%, 10/01/2017 144A	620,000	658,750
Forest Oil Corp.:
7.25%, 06/15/2019	1,870,000	1,879,350
8.50%, 02/15/2014	1,115,000	1,170,750
Frontier Oil Corp., 6.625%, 10/01/2011	155,000	155,000
Holly Corp., 9.875%, 06/15/2017 144A	3,640,000	3,858,400
Murray Energy Corp., 10.25%, 10/15/2015 144A	1,535,000	1,561,862
Newfield Exploration Co.:
6.625%, 04/15/2016	50,000	50,000
6.875%, 02/01/2020	1,795,000	1,790,512
7.125%, 05/15/2018	165,000	167,063
Nustar Logistics, LP, 7.65%, 04/15/2018	75,000	84,937
Peabody Energy Corp.:
5.875%, 04/15/2016	5,000	4,900
7.875%, 11/01/2026	7,165,000	7,397,862
Penn Virginia Corp., 10.375%, 06/15/2016	215,000	236,769
Petrohawk Energy Corp.:
7.875%, 06/01/2015	2,100,000	2,152,500
10.50%, 08/01/2014	1,065,000	1,176,825
Pioneer Natural Resources Co., 7.50%, 01/15/2020	2,200,000	2,222,000
Plains Exploration & Production Co., 8.625%, 10/15/2019	5,675,000	5,987,125
Range Resources Corp., 8.00%, 05/15/2019	130,000	138,450
Sabine Pass LNG, LP:
7.25%, 11/30/2013	2,340,000	2,187,900
7.50%, 11/30/2016	4,745,000	4,193,394
SandRidge Energy, Inc.:
8.00%, 06/01/2018 144A	125,000	124,375
8.75%, 01/15/2020 144A	3,550,000	3,656,500
Southwestern Energy Co., 7.50%, 02/01/2018	1,280,000	1,363,200
Stone Energy Corp., 8.625%, 02/01/2017	1,060,000	1,054,700
Tesoro Corp.:
6.50%, 06/01/2017	285,000	271,463
7.50%, 07/17/2012	2,235,000	2,196,759
9.75%, 06/01/2019	1,505,000	1,623,519
Williams Cos.:
7.50%, 01/15/2031	345,000	390,251
8.75%, 01/15/2020	165,000	212,025

		76,759,578

FINANCIALS 17.4%
Capital Markets 1.1%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	805,000	774,813
12.50%, 11/30/2017	5,407,000	6,245,085

		7,019,898

Commercial Banks 0.9%
CapitalSource, Inc., 12.75%, 07/15/2014 144A	3,650,000	3,996,750
Discover Bank, 8.70%, 11/18/2019	1,245,000	1,359,718
Zions Bancorp, 7.75%, 09/23/2014	405,000	388,800

		5,745,268

4

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 10.5%
Calpine Construction Finance Corp., 8.00%, 06/01/2016 144A	$115,000	$117,300
Cemex Finance, LLC, 9.50%, 12/14/2016 144A	895,000	910,663
CIT Group, Inc.:
7.00%, 05/01/2016	265,000	227,900
7.00%, 05/01/2017	1,050,000	895,125
Clearwire Communications Finance Corp., 12.00%, 12/01/2015 144A	5,430,000	5,511,450
Discover Financial Services, 10.25%, 07/15/2019	1,970,000	2,352,255
Ford Motor Credit Co., LLC:
8.70%, 10/01/2014	385,000	398,260
9.75%, 09/15/2010	5,377,000	5,547,881
9.875%, 08/10/2011	3,680,000	3,850,075
GMAC, LLC:
6.75%, 12/01/2014	2,344,000	2,279,540
6.875%, 09/15/2011	3,690,000	3,690,000
6.875%, 08/28/2012	4,327,000	4,294,547
7.00%, 02/01/2012	167,000	165,748
7.50%, 12/31/2013	6,855,000	6,820,725
8.00%, 12/31/2018	5,122,000	4,840,290
8.00%, 11/01/2031	2,285,000	2,178,980
Homer City Funding, LLC, 8.73%, 10/01/2026	2,175,576	2,153,820
International Lease Finance Corp.:
4.75%, 01/13/2012	1,560,000	1,376,480
4.875%, 09/01/2010	1,190,000	1,160,013
5.125%, 11/01/2010	155,000	150,522
JBS USA Finance, Inc., 11.625%, 05/01/2014 144A	6,690,000	7,526,250
Level 3 Financing, Inc., 10.00%, 02/01/2018 144A	780,000	729,300
Nielsen Financial LLC:
11.50%, 05/01/2016	235,000	263,200
Sr. Disc. Note, Step Bond, 0.00%, 08/01/2016 †	105,000	96,075
NII Capital Corp., 10.00%, 08/15/2016 144A	155,000	161,975
NiSource Finance Corp., 10.75%, 03/15/2016	30,000	38,367
Pinnacle Foods Finance, LLC:
9.25%, 04/01/2015 144A	1,395,000	1,415,925
10.625%, 04/01/2017	820,000	846,650
Sprint Capital Corp.:
6.875%, 11/15/2028	6,450,000	5,063,250
8.375%, 03/15/2012	3,998,000	4,067,965

		69,130,531

Diversified Financial Services 1.3%
Leucadia National Corp.:
7.00%, 08/15/2013	185,000	188,237
8.125%, 09/15/2015	8,040,000	8,220,900

		8,409,137

Real Estate Investment Trusts (REITs) 3.1%
Dupont Fabros Technology, Inc., 8.50%, 12/15/2017 144A	7,810,000	8,005,250
Host Marriott Corp.:
7.125%, 11/01/2013	1,670,000	1,682,525
9.00%, 05/15/2017 144A	490,000	524,300
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	3,675,000	3,684,187
Ventas, Inc.:
6.75%, 04/01/2017	2,485,000	2,435,300
7.125%, 06/01/2015	2,516,000	2,541,160
9.00%, 05/01/2012	1,435,000	1,503,163

		20,375,885

5

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Management & Development 0.0%
Icahn Enterprises, LP:
7.75%, 01/15/2016 144A	$40,000	$38,100
8.00%, 01/15/2018 144A	125,000	119,063

		157,163

Thrifts & Mortgage Finance 0.5%
Residential Capital, LLC, 8.50%, 05/15/2010	3,210,000	3,185,925

HEALTH CARE 4.6%
Biotechnology 0.2%
Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/2016 144A	1,125,000	1,153,125

Health Care Equipment & Supplies 0.2%
Biomet, Inc.:
10.375%, 10/15/2017 @	675,000	735,750
11.625%, 10/15/2017	340,000	374,000
Boston Scientific Corp., 6.00%, 01/15/2020	250,000	252,724
Universal Hospital Services, Inc., 8.50%, 06/01/2015 @	189,000	184,747

		1,547,221

Health Care Providers & Services 3.8%
Apria Healthcare Group, 11.25%, 11/01/2014 144A	1,810,000	1,936,700
HCA, Inc.:
6.30%, 10/01/2012	920,000	903,900
7.875%, 02/01/2011	1,830,000	1,880,325
7.875%, 02/15/2020 144A	205,000	210,638
8.50%, 04/15/2019 144A	4,525,000	4,785,187
8.75%, 09/01/2010	2,165,000	2,208,300
9.25%, 11/15/2016	5,070,000	5,348,850
9.625%, 11/15/2016 @	3,732,000	3,955,920
Omnicare, Inc., 6.125%, 06/01/2013	1,475,000	1,452,875
Prospect Medical Holdings, Inc., 12.75%, 07/15/2014	1,295,000	1,395,363
Symbion, Inc., 11.75%, 08/23/2015 @	833,908	667,126

		24,745,184

Life Sciences Tools & Services 0.4%
Bio-Rad Laboratories, Inc., 8.00%, 09/15/2016 144A	2,820,000	2,925,750

INDUSTRIALS 13.4%
Aerospace & Defense 6.0%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	3,880,000	3,870,300
DAE Aviation Holdings, Inc., 11.25%, 08/01/2015 144A	910,000	834,925
GenCorp, Inc., 9.50%, 08/15/2013	1,020,000	1,045,500
GeoEye, Inc., 9.625%, 10/01/2015 144A	400,000	408,000
Hexcel Corp., 6.75%, 02/01/2015	3,485,000	3,354,313
L-3 Communications Holdings, Inc.:
5.20%, 10/15/2019 144A	115,000	115,863
5.875%, 01/15/2015	16,585,000	16,792,312
6.375%, 10/15/2015	4,621,000	4,678,762
Spirit AeroSystems Holdings, Inc., 7.50%, 10/01/2017 144A	815,000	821,113
TransDigm Group, Inc., 7.75%, 07/15/2014 144A	810,000	818,100
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	6,675,000	6,624,937

		39,364,125

Airlines 0.3%
Delta Air Lines, Inc.:
9.50%, 09/15/2014 144A	255,000	265,837
12.25%, 03/15/2015 144A	125,000	129,688
United Airlines, Inc., 10.40%, 05/01/2018	1,390,000	1,487,300

		1,882,825

6

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Building Products 0.0%
Associated Materials, LLC, 9.875%, 11/15/2016 144A	$125,000	$132,500

Commercial Services & Supplies 3.3%
Allied Waste North America, Inc., 6.875%, 06/01/2017	200,000	216,000
Browning-Ferris Industries, Inc., 9.25%, 05/01/2021	2,760,000	3,331,491
Casella Waste Systems, Inc., 11.00%, 07/15/2014 144A	1,670,000	1,811,950
Cornell Companies, Inc., 10.75%, 07/01/2012	295,000	300,900
Corrections Corporation of America:
6.25%, 03/15/2013	2,905,000	2,912,262
6.75%, 01/31/2014	1,120,000	1,122,800
7.75%, 06/01/2017	3,205,000	3,293,137
DigitalGlobe, Inc., 10.50%, 05/01/2014 144A	455,000	489,125
Geo Group, Inc., 7.75%, 10/15/2017 144A	2,025,000	2,065,500
Interface, Inc., Class A, 11.375%, 11/01/2013	550,000	621,500
Iron Mountain, Inc.:
6.625%, 01/01/2016	100,000	97,000
7.75%, 01/15/2015	315,000	317,363
8.375%, 08/15/2021	2,725,000	2,827,188
SGS International, Inc., 12.00%, 12/15/2013	2,000,000	2,095,000
Toll Corp., 8.91%, 10/15/2017	250,000	287,562

		21,788,778

Industrial Conglomerates 0.6%
Otter Tail Corp., 9.00%, 12/15/2016	3,985,000	4,154,362

Machinery 1.3%
Commercial Vehicle Group, Inc., 13.00%, 02/15/2013 144A @	7,335,000	6,601,500
CPM Holdings, Inc., 10.625%, 09/01/2014 144A	1,320,000	1,405,800
Navistar International Corp., 8.25%, 11/01/2021	235,000	237,350

		8,244,650

Road & Rail 1.7%
Kansas City Southern:
8.00%, 06/01/2015	8,285,000	8,523,194
13.00%, 12/15/2013	1,655,000	1,936,350
Swift Transportation Co., Inc.:
8.02%, 05/15/2015 144A	205,000	175,275
12.50%, 05/15/2017 144A	205,000	184,500

		10,819,319

Trading Companies & Distributors 0.0%
RSC Equipment Rental, Inc., 10.00%, 07/15/2017 144A	155,000	168,563

Transportation 0.2%
United Maritime Group, 11.75%, 06/15/2015 144A	1,250,000	1,259,375

INFORMATION TECHNOLOGY 7.5%
Communications Equipment 0.8%
Brocade Communications Systems, Inc., 6.625%, 01/15/2018 144A	1,415,000	1,432,687
EchoStar Corp.:
7.125%, 02/01/2016	585,000	586,463
7.75%, 05/31/2015	100,000	103,000
Lucent Technologies, Inc., 6.45%, 03/15/2029	4,010,000	2,817,025

		4,939,175

Electronic Equipment, Instruments & Components 4.1%
Anixter International, Inc., 10.00%, 03/15/2014	3,225,000	3,559,594
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	3,925,000	3,905,375
Intcomex, Inc., 13.25%, 12/15/2014 144A	2,440,000	2,409,500
Jabil Circuit, Inc., 8.25%, 03/15/2018	12,082,000	13,139,175

7

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment, Instruments & Components continued
Sanmina-SCI Corp., 8.125%, 03/01/2016	$1,090,000	$1,092,725
Viasystem Group, Inc., 12.00%, 01/15/2015 144A	2,495,000	2,694,600

		26,800,969

Internet Software & Services 0.4%
Terremark Worldwide, Inc., 12.00%, 06/15/2017 144A	2,605,000	2,885,037

IT Services 1.9%
First Data Corp.:
9.875%, 09/24/2015	1,380,000	1,231,650
10.55%, 09/24/2015	11,335,398	9,635,088
iPayment, Inc., 9.75%, 05/15/2014	1,945,000	1,648,388

		12,515,126

Semiconductors & Semiconductor Equipment 0.2%
Advanced Micro Devices, Inc., 5.75%, 08/15/2012	1,025,000	1,007,062
Spansion, Inc., 11.25%, 01/15/2016 144A •	205,000	246,000

		1,253,062

Software 0.1%
Activant Solutions, Inc., 9.50%, 05/01/2016	60,000	57,450
JDA Software Group, Inc., 8.00%, 12/15/2014 144A	420,000	434,175

		491,625

MATERIALS 4.9%
Chemicals 0.4%
Ashland, Inc., 9.125%, 06/01/2017 144A	230,000	250,700
Huntsman International, LLC, 5.50%, 06/30/2016 144A	1,320,000	1,151,700
Koppers Holdings, Inc., 7.875%, 12/01/2019 144A	220,000	224,400
MacDermid, Inc., 9.50%, 04/15/2017 144A	409,000	413,090
Nalco Holding Co., 8.25%, 05/15/2017 144A	120,000	127,200
SOLUTIA, Inc., 8.75%, 11/01/2017	110,000	116,325

		2,283,415

Construction Materials 1.1%
CPG International, Inc.:
10.50%, 07/01/2013	3,085,000	3,015,588
FRN, 7.18%, 07/01/2012	1,355,000	1,287,250
Headwaters, Inc., 11.375%, 11/01/2014 144A	1,735,000	1,821,750
Texas Industries, Inc., 7.25%, 07/15/2013	1,085,000	1,079,575

		7,204,163

Containers & Packaging 1.3%
Exopack Holding Corp., 11.25%, 02/01/2014	4,700,000	4,852,750
Graham Packaging Co., 8.25%, 01/01/2017 144A	2,045,000	2,014,325
Sealed Air Corp., 7.875%, 06/15/2017 144A	230,000	242,781
Silgan Holdings, Inc., 7.25%, 08/15/2016	990,000	1,027,125

		8,136,981

Metals & Mining 1.4%
AK Steel Corp., 7.75%, 06/15/2012	1,030,000	1,035,150
Edgen Murray Corp., 12.25%, 01/15/2015 144A	2,045,000	1,952,975
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	110,000	119,075
8.375%, 04/01/2017	5,725,000	6,225,937
Indalex Holdings Corp., 11.50%, 02/01/2014 •	5,985,000	59,850

		9,392,987

8

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 0.7%
Clearwater Paper Corp., 10.625%, 06/15/2016 144A	$1,175,000	$1,304,250
Georgia Pacific Corp.:
8.125%, 05/15/2011	1,110,000	1,168,275
8.25%, 05/01/2016 144A	125,000	133,750
8.875%, 05/15/2031	495,000	530,888
Glatfelter, 7.125%, 05/01/2016	470,000	446,500
NewPage Corp., 11.375%, 12/31/2014	1,260,000	1,219,050

		4,802,713

TELECOMMUNICATION SERVICES 9.8%
Diversified Telecommunication Services 5.8%
Cincinnati Bell, Inc., 8.25%, 10/15/2017	2,070,000	2,075,175
Citizens Communications Co., 7.875%, 01/15/2027	3,625,000	3,289,687
FairPoint Communications, Inc., 13.125%, 04/01/2018 •	430,000	60,200
Frontier Communications Corp., 8.125%, 10/01/2018	3,255,000	3,279,412
Global Crossing, Ltd., 12.00%, 09/15/2015 144A	155,000	168,950
Qwest Corp.:
6.875%, 07/15/2028	576,000	495,360
7.125%, 04/01/2018 144A	1,220,000	1,189,500
7.125%, 11/15/2043	2,015,000	1,722,825
7.25%, 09/15/2025	2,755,000	2,644,800
7.50%, 06/15/2023	3,260,000	3,211,100
7.625%, 08/03/2021	440,000	404,800
8.00%, 10/01/2015 144A	15,000	15,525
8.875%, 03/15/2012	11,625,000	12,482,344
SBA Telecommunications, Inc.:
8.00%, 08/15/2016 144A	905,000	938,938
8.25%, 08/15/2019 144A	485,000	509,250
Sorenson Communications, Inc., 10.50%, 02/01/2015 144A	1,265,000	1,192,263
West Corp., 9.50%, 10/15/2014	115,000	115,575
Windstream Corp., 7.875%, 11/01/2017 144A	4,265,000	4,211,687

		38,007,391

Wireless Telecommunication Services 4.0%
CC Holdings GS V, LLC, 7.75%, 05/01/2017 144A	125,000	134,688
Cricket Communications, Inc.:
7.75%, 05/15/2016	2,285,000	2,299,281
9.375%, 11/01/2014	1,785,000	1,776,075
Crown Castle International Corp., 7.125%, 11/01/2019	165,000	163,763
iPCS, Inc., FRN, 4.28%, 05/01/2014 @	2,579,646	2,231,394
MetroPCS Communications, Inc., 9.25%, 11/01/2014	3,790,000	3,813,687
Sprint Nextel Corp.:
6.90%, 05/01/2019	4,925,000	4,383,250
Ser. D, 7.375%, 08/01/2015	5,000,000	4,512,500
Ser. F, 5.95%, 03/15/2014	7,940,000	7,026,900

		26,341,538

UTILITIES 11.7%
Electric Utilities 8.0%
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	17,244,000	20,273,443
CMS Energy Corp.:
8.50%, 04/15/2011	860,000	912,438
8.75%, 06/15/2019	135,000	153,915
Edison Mission Energy:
7.00%, 05/15/2017	140,000	110,600
7.20%, 05/15/2019	1,645,000	1,274,875

9

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Electric Utilities continued
Energy Future Holdings Corp.:
10.00%, 01/15/2020 144A	$1,645,000	$1,682,013
FRN, 12.00%, 11/01/2017 @	4,269,044	3,137,747
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	510,000	489,600
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	7,560,525	8,127,564
Mirant North America, LLC, 7.375%, 12/31/2013	3,255,000	3,238,725
NRG Energy, Inc.:
7.25%, 02/01/2014	1,240,000	1,244,650
8.50%, 06/15/2019	2,725,000	2,738,625
Orion Power Holdings, Inc., 12.00%, 05/01/2010	8,385,000	8,489,812
Public Service Company of New Mexico, 7.95%, 04/01/2015	285,000	301,224

		52,175,231

Independent Power Producers & Energy Traders 3.5%
AES Corp.:
8.00%, 06/01/2020	105,000	105,262
8.875%, 02/15/2011	2,045,000	2,126,800
Dynegy Holdings, Inc.:
6.875%, 04/01/2011	2,135,000	2,209,725
7.625%, 10/15/2026	5,110,000	3,883,600
Reliant Energy, Inc.:
6.75%, 12/15/2014	8,596,000	8,767,920
7.625%, 06/15/2014	2,945,000	2,827,200
7.875%, 06/15/2017	75,000	71,438
9.24%, 07/02/2017	2,540,115	2,711,573
9.68%, 07/02/2026	300,000	319,500

		23,023,018

Multi-Utilities 0.2%
Ameren Corp., 8.875%, 05/15/2014	230,000	267,243
PNM Resources, Inc., 9.25%, 05/15/2015	1,145,000	1,229,444

		1,496,687

Total Corporate Bonds (cost $685,317,647)		704,854,558

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Note, 4.375%, 11/15/2039 (cost $1,187,464)	1,240,000	1,212,875

YANKEE OBLIGATIONS – CORPORATE 6.2%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.0%
Norwegian Cruise Line, Ltd., 11.75%, 11/15/2016 144A	125,000	132,500
Royal Caribbean Cruises, Ltd., 11.875%, 07/15/2015	90,000	105,075

		237,575

Media 0.1%
UPC Germany GmbH, 8.125%, 12/01/2017 144A	500,000	515,435
UPC Holdings BV, 9.875%, 04/15/2018 144A	35,000	37,012
Videotron, Ltd., 9.125%, 04/15/2018 144A	145,000	155,875

		708,322

CONSUMER STAPLES 0.0%
Food & Staples Retailing 0.0%
Minerva Overseas, Ltd., 10.875%, 11/15/2019 144A	150,000	152,825

ENERGY 1.1%
Oil, Gas & Consumable Fuels 1.1%
Connacher Oil & Gas, Ltd.:
10.25%, 12/15/2015 144A	1,295,000	1,243,200
11.75%, 07/15/2014 144A	360,000	396,000

10

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A •	$5,906,000	$3,071,120
OPTI Canada, Inc.:
7.875%, 12/15/2014	1,115,000	967,263
8.25%, 12/15/2014	1,065,000	937,200
P2021 Rig Co., 13.50%, 12/15/2013 144A	575,000	586,500

		7,201,283

FINANCIALS 1.4%
Consumer Finance 0.4%
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	15,000	13,875
Wind Acquisition Finance SA, 11.75%, 07/15/2017 144A	2,360,000	2,566,500

		2,580,375

Diversified Financial Services 1.0%
FMG Finance Property, Ltd.:
10.625%, 09/01/2016 144A	3,891,500	4,407,124
FRN, 4.26%, 09/01/2011 144A	350,000	343,000
Manchester United Finance plc, 8.375%, 02/01/2017 144A	165,000	159,271
Preferred Term Securities XII, Ltd., FRN, 0.95%, 12/24/2033 • +	1,540,000	9,702
Ship Finance International, Ltd., 8.50%, 12/15/2013	1,595,000	1,557,119

		6,476,216

HEALTH CARE 0.0%
Pharmaceuticals 0.0%
Elan Corporation plc, 8.75%, 10/15/2016 144A	55,000	54,244

INDUSTRIALS 1.0%
Road & Rail 1.0%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	5,484,000	5,401,740
8.00%, 02/01/2018 144A	500,000	493,745
12.50%, 04/01/2016	535,000	625,281

		6,520,766

Transportation Infrastructure 0.0%
Navios Maritime Holdings, Inc., 8.875%, 11/01/2017 144A	100,000	103,500

MATERIALS 1.4%
Chemicals 0.1%
NOVA Chemicals Corp.:
8.375%, 11/01/2016 144A	300,000	301,875
8.625%, 11/01/2019 144A	375,000	378,281

		680,156

Metals & Mining 0.8%
Evraz Group SA, 8.875%, 04/24/2013	1,350,000	1,383,750
Novelis, Inc., 7.25%, 02/15/2015	1,010,000	956,975
Vedanta Resources plc, 9.50%, 07/18/2018	2,500,000	2,656,250

		4,996,975

Paper & Forest Products 0.5%
PE Paper Escrow GmbH, 12.00%, 08/01/2014 144A	500,000	552,500
Sappi, Ltd.:
6.75%, 06/15/2012 144A	1,195,000	1,159,150
7.50%, 06/15/2032 144A	2,188,000	1,476,900

		3,188,550

11

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
TELECOMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
Digicel Group, Ltd.:
8.25%, 09/01/2017 144A	$755,000	$732,350
12.00%, 04/01/2014 144A	455,000	505,050
Intelsat, Ltd.:
8.50%, 01/15/2013	4,155,000	4,196,550
8.875%, 01/15/2015 144A	205,000	209,100
11.25%, 06/15/2016	250,000	265,625
Millicom International Cellular SA, 10.00%, 12/01/2013	190,000	196,175
Telesat Canada, Inc., 11.00%, 11/01/2015	615,000	687,262
Vimpel Communications, 9.125%, 04/30/2018 144A	800,000	864,000

		7,656,112

Total Yankee Obligations – Corporate (cost $37,134,215)		40,556,899

CONVERTIBLE DEBENTURES 0.2%
INFORMATION TECHNOLOGY 0.2%
Communications Equipment 0.2%
Lucent Technologies, Inc., 2.875%, 06/15/2025 (cost $585,815)	1,225,000	1,053,500

	Shares	Value

CLOSED END MUTUAL FUND SHARES 0.8%
Dreyfus High Yield Strategies Fund, Inc.	411,242	1,550,382
Eaton Vance Limited Duration Income Trust	99,227	1,531,073
ING Prime Rate Trust	22,959	131,785
LMP Corporate Loan Fund, Inc.	30,704	320,857
New America High Income Fund, Inc.	170,560	1,543,568

Total Closed End Mutual Fund Shares (cost $2,973,492)		5,077,665

	Principal Amount	Value

LOANS 9.4%
CONSUMER DISCRETIONARY 3.2%
Abitibi Consolidated, Inc., FRN, 11.00%, 03/30/2010	$500,000	465,000
Ford Motor Co., FRN, 3.24%-3.26%, 12/15/2013	1,167,664	1,097,791
Metaldyne Corp., FRN, 13.00%, 04/09/2014	5,020,000	5,195,198
MGM Mirage, FRN, 6.00%, 10/03/2011	1,593,253	1,534,063
Newsday, LLC, 10.50%, 07/15/2013	5,920,000	6,311,430
Sugarhouse HSP Gaming Properties, LP, FRN, 11.25%, 09/11/2014	2,375,000	2,362,175
Tower Automotive Holdings, FRN, 4.50%-4.56%, 07/31/2013	960,357	384,143
Tropicana Entertainment, LLC, 2.73%, 01/03/2012 •	3,645,000	1,111,761
Universal City Development, Ltd, 7.75%, 10/29/2014	2,635,000	2,638,584

		21,100,145

CONSUMER STAPLES 0.9%
Merisant Co., FRN, 7.50%, 01/08/2014	6,242,379	6,053,422

ENERGY 1.3%
Saint Acquisition Corp., FRN, 8.25%, 06/05/2014	3,334,396	3,199,586
Semgroup Energy Partners, FRN, 9.50%, 07/20/2012	5,385,000	5,381,123

		8,580,709

FINANCIALS 0.7%
CIT Group, Inc., FRN, 12.25%, 01/18/2012	1,635,000	1,690,443
Realogy Corp., FRN:
3.23%, 09/01/2014	653,250	580,374
3.25%, 09/01/2014	2,426,359	2,155,674

		4,426,491

12

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

LOANS continued
HEALTH CARE 0.3%
HCA, Inc., FRN, 1.75%, 11/18/2012	$1,911,317	$1,803,232

INDUSTRIALS 1.1%
Commercial Vehicle Group, Inc., 15.00%, 02/15/2013	4,051,992	3,889,386
Neff Corp., FRN:
3.75%, 11/30/2014	12,345,000	2,407,275
3.75%, 05/31/2013	1,152,250	956,874

		7,253,535

MATERIALS 1.3%
LyondellBasell, FRN:
3.73%, 12/20/2013	463,760	340,090
3.98%, 12/22/2014	282,111	206,872
5.79%-6.56%, 04/06/2010	3,877,126	4,071,021
7.00%, 12/20/2013	1,224,162	897,678
13.00%, 04/06/2010	2,808,904	2,942,355

		8,458,016

TELECOMMUNICATION SERVICES 0.4%
FairPoint Communications, Inc., FRN, 2.75%, 03/08/2015 •	3,602,499	2,793,306

UTILITIES 0.2%
Scorpion Holding Co., Ltd., FRN, 7.73%, 05/08/2014	1,235,000	1,164,321

Total Loans (cost $66,415,707)		61,633,177

	Shares	Value

SHORT-TERM INVESTMENTS 6.2%
MUTUAL FUND SHARES 6.2%
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ## (cost $40,786,931)	40,786,931	40,786,931

Total Investments (cost $834,401,271) 130.7%		855,175,605
Other Assets and Liabilities and Preferred Shares (30.7%)		(201,083,149)

Net Assets Applicable to Common Shareholders 100.0%		$654,092,456

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal.
+	Security is deemed illiquid.
††	The rate shown is the stated rate at the current period end.
@	Security is currently paying interest in-kind.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

Summary of Abbreviations
FRN	Floating Rate Note

13

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

The Fund enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. At January 31, 2010, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Sell protection

			Rating of		Fixed	Frequency		Upfront
		Reference	Reference		Payments	of		Premiums
		Debt	Debt	Notional	Received	Payments	Market	Paid/	Unrealized
Expiration	Counterparty	Obligation	Obligation*	Amount	by the Fund	Received	Value	(Received)	Gain (Loss)

06/20/2014	Goldman Sachs	Expedia, 7.46%, 08/15/2018 #	BBB-	$970,000	5.00%	Quarterly	$(161,798)	$(78,056)	$(83,742)
06/20/2014	UBS	Expedia, 7.46%, 08/15/2018 #	BBB-	1,670,000	5.00%	Quarterly	(278,559)	(44,766)	(233,793)

*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

#	The Fund entered into the swap contract for speculative purposes.

The Fund had an average notional balance on credit default swaps of $9,540,598, during the period from May 01, 2009 to January 31, 2010.

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $842,336,166. The gross unrealized appreciation and depreciation on securities based on tax cost was $48,710,524 and $35,871,085, respectively, with a net unrealized appreciation of $12,839,439.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

14

EVERGREEN INCOME ADVANTAGE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Closed end-mutual fund shares	$5,077,665	$0	$0	$5,077,665
Corporate debt securities	0	745,737,218	727,739	746,464,957
Debt securities issued by U.S. Treasury and U.S. government agencies	1,212,875	0	0	1,212,875
Loans	0	38,031,521	23,601,656	61,633,177
Short-term investments	40,786,931	0	0	40,786,931

	$47,077,471	$783,768,739	$24,329,395	$855,175,605

As of January 31, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$(440,357)	$0	$(440,357)

*	Other financial instruments include swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate debt securities	Loans	Total

Balance as of May 1, 2009	$0	$0	$0
Realized gains or losses	0	0	0
Change in unrealized gains or losses	0	0	0
Net purchases (sales)	0	0	0
Transfers in and/or out of Level 3	727,739	23,601,656	24,329,395

Balance as of January 31, 2010	$727,739	$23,601,656	$24,329,395

Change in unrealized gains or losses included in earnings relating to securities still held at January 31, 2010	$0	$0	$0

15

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: March 31, 2010

By:	/s/ Kasey Phillips
Kasey Phillips Principal Financial Officer

Date: March 31, 2010